Pro Forma Adjustments and Assumptions	9 Months Ended
Sep. 30, 2021
Pro Forma Adjustments and Assumptions [Abstract]
Pro Forma Adjustments and Assumptions	Pro Forma Adjustments and Assumptions
Balance Sheet
The unaudited pro forma condensed consolidated combined balance sheet at September 30, 2021 reflects the following adjustments:

(a) Represents the assets and liabilities classified as held for sale in connection with the OMP Merger. The Company expects the OMP Merger to be completed within one year, and as such, has classified the assets and liabilities held for sale as current.
(b) Represents the cash paid to QEP of $74.5 million on May 3, 2021 and $511.3 million on October 21, 2021 for the Williston Basin Acquisition, as follows:

(In thousands)
Cash and cash equivalents	$111,296
Restricted cash – non–current	400,000
Other assets	74,506
Total cash paid	$585,802

(c) Represents the allocation of the total cost of the Williston Basin Acquisition to the assets acquired and liabilities assumed, as follows:

(In thousands)
Total Cost
Cash Consideration:
Cash paid at closing on October 21, 2021	$511,296
Cash deposit paid on May 3, 2021	74,506
Total cash paid	585,802
Liabilities Assumed:
Asset retirement obligations	14,850
Suspended funds	8,997
Unfavorable contracts(1)	21,724
Total liabilities assumed	45,571

Transaction costs(2)	4,123

Total cost of Williston Basin Acquisition	$635,496

Allocation of Total Cost
Assets
Inventory	$4,954
Oil and gas properties(3)	620,953
Other property and equipment	1,315
Long-term inventory	3,748

Other assets	4,526
Total assets	$635,496
Liabilities
Revenues and production taxes payable	$(8,997)
Accrued liabilities	(5,508)
Asset retirement obligations	(14,850)
Other liabilities	(16,216)
Total liabilities	$(45,571)
(1) Represents an estimated aggregate minimum volume commitment (“MVC”) of $21.7 million related to unfavorable contracts acquired in the Williston Basin Acquisition that the Company has determined to be probable and reasonably estimable at the close of the transaction.
(2) Prior to the closing of the Williston Basin Acquisition, the Company expensed $1.8 million of transaction costs as incurred under general and administrative expenses during the nine months ended September 30, 2021. At closing, the Company reduced general and administrative expenses by $1.8 million and recorded these costs as part of the total cost of the Williston Basin Acquisition in accordance with FASB ASC 805-50. In addition, the Company estimates it will accrue an additional $2.3 million of transaction costs that will be recorded as part of the total cost of the Williston Basin Acquisition.
(3) Includes $583.5 million recorded to proved developed oil and gas properties and $22.6 million recorded to proved undeveloped oil and gas properties.

(d) Represents (i) the estimated additional transaction costs from the Williston Basin Acquisition of approximately $2.3 million, and (ii) the current portion of an estimated MVC of $5.5 million assumed in the Williston Basin Acquisition. See footnote (c)
above for additional details.

Statements of Operations
The unaudited pro forma condensed consolidated combined statements of operations for the nine month period ended September 30, 2021 and the year ended December 31, 2020, as well as the unaudited pro forma condensed consolidated statements of operations for the years ended December 31, 2018 and 2019 reflect the following adjustments:
(a) Represents the classification of revenues and expenses from the OMP Merger as discontinued operations. The Company will have continuing cash outflows to Crestwood following the completion of the OMP Merger for gathering, processing, transportation and water handling costs pursuant to the existing contractual arrangements between the Company and OMP that will be assigned to Crestwood at closing. Historically, these transactions were eliminated within lease operating expenses and gathering, processing and transportation expenses for operated properties and within oil and gas revenues for non-operated properties.

(b) Represents the purchase of residue gas and natural gas liquids (“NGLs”), which were subsequently sold to third parties. The Company has historically eliminated the intercompany purchase of residue gas and NGLs from OMP in its consolidated financial statements within midstream expenses. In addition, the subsequent sale of residue gas and NGLs to third parties that was purchased from OMP has historically been reported within midstream revenues. The Company has reclassified these transactions to purchased oil and gas expenses and purchased oil and gas sales, respectively, to reflect the expected continuing impact.

The unaudited pro forma condensed consolidated combined statements of operations for the nine month period ended September 30, 2021 and the year ended December 31, 2020 reflect the following adjustments:

(c) Represents the revenues and direct operating expenses from the oil and gas properties acquired in the Williston Basin Acquisition.

(d) Represents the incremental depreciation, depletion and amortization and accretion expense related to the assets acquired in the Williston Basin Acquisition. Depletion was calculated using the unit-of-production method under the successful efforts method of accounting and was adjusted for (i) the increase in depletion reflecting the acquisition cost and production volumes attributable to the oil and gas properties and (ii) the revision to the depletion rate reflecting the reserve volumes attributable to the oil and gas properties. The pro forma depletion rate attributable to the Williston Basin Acquisition was $8.47 per barrel of oil equivalent. This adjustment also includes the depreciation expense attributable to other property, plant and equipment and accretion expense attributable to asset retirement obligations of $0.3 million and $0.6 million for the nine months ended September 30, 2021, respectively, and $0.3 million and $0.8 million for the year ended December 31, 2020, respectively.

(e) Represents the estimated impact from additional employees hired by the Company in connection with the Williston Basin Acquisition of $2.8 million for the nine months ended September 30, 2021 and $3.7 million for the year ended December 31, 2020. In addition, general and administrative expenses for the nine months ended September 30, 2021 was offset by $1.8 million of transaction costs previously expensed as incurred prior to closing of the Williston Basin Acquisition that were subsequently capitalized and recorded as part of the total cost of the Williston Basin Acquisition at closing in accordance with FASB ASC 805-50.

(f) Represents the elimination of the revenues and expenses associated with the assets divested in the Permian Basin Sale.

(g) The Company recorded a gain on sale of properties of $227.4 million from the Permian Basin Sale in its historical unaudited condensed consolidated financial statements for the nine months ended September 30, 2021. This pro forma adjustment records this gain on sale of properties in the results of operations for the year ended December 31, 2020 and removes it from the results of operations for the nine months ended September 30, 2021.

(h) Represents the estimated income tax impact from the Permian Basin Sale at the applicable state and federal statutory tax rate.

(i) Represents interest expense associated with the Oasis Senior Notes of $11.1 million and amortization of deferred financing costs of $0.7 million during the nine months ended September 30, 2021 and interest expense of $25.5 million and amortization of deferred financing costs of $1.6 million during the year ended December 31, 2020. The Company issued the Oasis Senior Notes on June 9, 2021 and used the proceeds to finance a portion of the Williston Basin Acquisition. The Company’s historical unaudited condensed consolidated financial statements already includes interest expense from the Oasis Senior Notes from June 9, 2021 until September 30, 2021.

(j) Represents the unrecognized compensation cost that was immediately expensed on the Emergence Date primarily for Class B units in OMP GP.

(k) Represents reorganization items recognized on the Emergence Date that are attributable to discontinued operations, as follows:

(In thousands)
Gain on debt discharge(1)	$28,014
Gain on revaluation adjustments	92,901
Total reorganization items, net	$120,915
(1) Represents the write-off of a specified default interest charge incurred during 2020 by OMP that was waived on the Emergence Date.

(l) Represents the impacts to non-controlling interests from the application of fresh start accounting attributable to discontinued operations as follows: (i) net loss from fresh start adjustments attributable to non-controlling interests of $86.8 million; offset by (ii) net income from reorganization adjustments attributable to non-controlling interests of $9.1 million.

(m) Represents the immediate vesting on the Emergence Date of Predecessor restricted stock awards of $6.7 million, Predecessor performance share units of $4.7 million, Predecessor phantom unit awards of $1.0 million and unamortized prepaid cash incentives of $4.2 million that were each attributable to continuing operations.

(n) Represents reorganization items recognized on the Emergence Date that are attributable to continuing operations, as follows:

(In thousands)
Gain on debt discharge	$964,569
Loss on revaluation adjustments	(225,336)
Write-off of unamortized debt discount	(38,373)
Professional fees	(16,352)
Write-off of unamortized deferred financing costs	(12,739)
Debtor-in-possession credit facility fees	(5,853)
Total reorganization items, net	$665,916

(o) Represents income tax expense of $9.7 million from reorganization adjustments attributable to continuing operations, offset by the income tax benefit from fresh start adjustments of $6.4 million attributable to continuing operations.